Significant Judgements in Applying Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Significant Judgements in Applying Accounting Policies
5. SIGNIFICANT JUDGEMENTS IN APPLYING ACCOUNTING POLICIES

Judgements that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:
a)Capitalization of evaluation costs
The Company has determined that evaluation costs capitalized during the year relating to the operating mines and certain other exploration interests have potential future economic benefits and are potentially economically recoverable, subject to the impairment analysis as discussed in Note 13. In making this judgement, the Company has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity to existing ore bodies, operating management expertise and required environmental, operating and other permits.
b)Commencement of commercial production
During the determination of whether a mine has reached an operating level that is consistent with the use intended by management, costs incurred are capitalized as mineral property, plant and equipment and any consideration from commissioning sales are offset against costs capitalized. The Company defines commencement of commercial production as the date that a mine has achieved a sustainable level of production based on a percentage of design capacity along with various qualitative factors including but not limited to the achievement of mechanical completion, continuous nominated level of production, the working effectiveness of the plant and equipment at or near expected levels and whether there is a sustainable level of production input available including power, water and diesel.
c)Assets’ carrying values and impairment charges
In determining carrying values and impairment charges the Company looks at recoverable amounts, defined as the higher of value in use or FVLCTS in the case of non-financial assets, and at objective evidence that identifies significant or prolonged decline of fair value on financial assets classified as available-for-sale indicating impairment. These determinations and their individual assumptions require that management make a decision based on the best available information at each reporting period.
d)Functional currency
The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which each operates. The Company has determined that its functional currency and that of its subsidiaries is the USD. The determination of functional currency may require certain judgements to determine the primary economic environment. The Company reconsiders the functional currency used when there is a change in events and conditions which determined the primary economic environment.
e)Business combinations
Determination of whether a set of assets acquired and liabilities assumed constitute a business may require the Company to make certain judgments, taking into account all facts and circumstances. A business consists of inputs, including non-current assets and processes, including operational processes, that when applied to those inputs have the ability to create outputs that provide a return to the Company and its shareholders.
f)Determination of control of subsidiaries and joint arrangements
Determination of whether the Company has control of subsidiaries or joint control of joint arrangements requires an assessment of the activities of the investee that significantly affect the investee's returns, including strategic, operational and financing decision-making, appointment, remuneration and termination of the key management personnel and when decisions related to those activities are under the control of the Company or require unanimous consent from the investors. Based on assessment of the relevant facts and circumstances, primarily, the Company's limited board representation and restricted influence over operating, strategic and financing decisions, the Company concluded that it does not control Maverix and as a result classified it as an investment in associate subject to significant influence (Note 14).
g)Deferral of stripping costs
In determining whether stripping costs incurred during the production phase of a mining property relate to mineral reserves that will be mined in a future period and therefore should be capitalized, the Company treats the costs of removal of the waste material during a mine’s production phase as deferred, where it gives rise to future benefits. These capitalized costs are subsequently amortized on a unit of production basis over the reserves that directly benefit from the specific stripping activity. As at December 31, 2020, the carrying amount of Dolores and La Arena capitalized stripping costs was $40.7 million and $32.9 million, respectively (2019 - $57.5 million and $19.9 million, respectively).
h)Replacement convertible debenture
As part of the 2009 Aquiline transaction, the Company issued a replacement convertible debenture that allowed the holder to convert the debenture into either 363,854 Pan American shares ("Common Shares") or a silver stream contract with Aquiline Resources Inc., a wholly owned subsidiary of the Company. The holder subsequently selected the silver stream contract related to certain production from the Navidad project. The silver stream contract is classified and accounted for as a deferred credit. In determining the appropriate classification of the silver stream contract as a deferred credit, the Company evaluated the economics underlying the contract as of the date the Company assumed the obligation. As at December 31, 2020, the carrying amount of the deferred credit arising from the Aquiline acquisition was $20.8 million (2019 - $20.8 million).
i)Coronavirus disease ("COVID-19") pandemic impact
In March 2020, the World Health Organization declared a global pandemic following the emergence and rapid spread of a novel strain of the coronavirus ("COVID-19"). The outbreak and subsequent measures intended to limit the pandemic contributed to significant declines and volatility in financial markets. The pandemic adversely impacted global commercial activity. The full extent of the impact of COVID-19 on operations and future financial performance is currently unknown. It will depend on future developments that are uncertain and unpredictable, including the duration and spread of COVID-19, its continued impact on capital and financial markets on a macro-scale and any new information that may emerge concerning the severity of the virus. These uncertainties may persist beyond when it is determined how to contain the virus or treat its impact.
IFRS requires management to make estimates and assumptions that affect reported amounts and disclosures. These estimates and assumptions take into account historical and forward looking factors that the Company believes are reasonable, including but not limited to the potential impacts arising from COVID-19 and public and private sector policies and initiatives aimed at reducing its transmission. As the extent and duration of the impacts from COVID-19 remain unclear, the Company’s estimates and assumptions may evolve as conditions change. Actual results could differ significantly from those estimates.
Pan American's normal operations in Mexico, Peru, Argentina and Bolivia were suspended for an average duration of approximately two months during the first half of 2020 in order to comply with mandatory national quarantines imposed in response to the COVID-19 pandemic. The Huaron and Morococha operations were suspended for another approximately three months through the third quarter of 2020. The Company conducted care and maintenance activities at the suspended operations until the government restrictions were lifted and Pan American determined it was safe to resume operations. Following the restart of operations, production was below normal capacity rates in order to accommodate COVID-19 related protocols to help protect the health and safety of our workforce and communities.
As of December 31, 2020 no operations were suspended as a result of COVID and, based on management analysis, the Company has concluded that these temporary, short-term, suspensions and resulting deferral of production do not represent indicators of impairment, or require impairment reversal, for any of the Company's assets.